Share Based Payments - Schedule of Estimated Grant Date Fair Value of Share Options, Using Binomial Tree Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Weighted Average Assumptions For Fair Values Of Stock Options [Line Items]
Risk-free rate of return	0.70%
Weighted average expected option life	5 years
Expected volatility rate	97.50%
Dividend yield	0.00%
Stock Option [Member]
Schedule Of Weighted Average Assumptions For Fair Values Of Stock Options [Line Items]
Risk-free rate of return		2.35%
Risk-free rate of return, minimum	1.46%		2.74%
Risk-free rate of return, maximum	2.30%		4.14%
Weighted average expected option life		10 years	10 years
Expected volatility rate		102.20%	64.00%
Dividend yield	0.00%	0.00%	0.00%
Stock Option [Member] | Minimum [Member]
Schedule Of Weighted Average Assumptions For Fair Values Of Stock Options [Line Items]
Expected volatility rate	96.90%
Stock Option [Member] | Maximum [Member]
Schedule Of Weighted Average Assumptions For Fair Values Of Stock Options [Line Items]
Weighted average expected option life	10 years
Expected volatility rate	102.00%